Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Short-term bank loans:
Total short-term loans		$ 5,856,703	$ 5,482,456
Jiangxi Luling Rural Commercial Bank (“LRC Bank”) [Member]
Short-term bank loans:
Total short-term loans	[1]	2,849,976	2,467,105
Bank of Communications Co., Ltd [Member]
Short-term bank loans:
Total short-term loans	[2]	1,154,241	1,233,553
Zhujiang Rural Bank [Member]
Short-term bank loans:
Total short-term loans	[3]	427,497	411,184
Beijing Bank [Member]
Short-term bank loans:
Total short-term loans	[4]	$ 1,424,989	$ 1,370,614

[1]

On March 13, 2023, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,096,491) as working capital for one year, with the maturity date on March 12, 2024. The fixed interest rate of the loan was 4.56% per annum. Mr. Gang Lai signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On June 15, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,370,614) as working capital for eleven months, with the maturity date on May 14, 2024. The fixed interest rate of the loan was 4.56% per annum. Mr. Gang Lai signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On March 4, 2024, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $712,494) as working capital for one year, with the maturity date on March 3, 2025. The fixed interest rate of the loan was 4.75% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On April 26, 2024, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,424,989) as working capital for one year, with the maturity date on April 25, 2025. The fixed interest rate of the loan was 4.31% per annum. Mr. Gang Lai and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On May 17, 2024, a subsidiary of the Company, Universe trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $712,494) as working capital for one year, with the maturity date on May 16, 2025. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On March 3, 2025, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $712,494) as working capital for one year, with the maturity date on March 2, 2026. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On April 22, 2024, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,424,989) as working capital for one year, with the maturity date on April 21, 2026. The fixed interest rate of the loan was 3.60% per annum. Mr. Gang Lai and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.
[2]

On June 15, 2023, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB9 million (equivalent to $1,246,486) as working capital for eleven months, with the maturity date on May 18, 2024. The fixed interest rate of the loan was 4.0% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On June 16, 2024, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB8.1 million (equivalent to $1,154,241) as working capital for eleven months, with the maturity date on May 13, 2025. The fixed interest rate of the loan was 3.9% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

[3]

On May 5, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB 3 million (equivalent to $415,495) as working capital for one year, with the maturity date on May 4, 2024. The fixed interest rate of the loan was 3.65% per annum. The Company pledged certain patents owned by the Company as collateral to guarantee this loan. The loan was fully repaid upon maturity.

On April 24, 2024, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB3 million (equivalent to $427,497) as working capital for one year, with the maturity date on April 24, 2025. The fixed interest rate of the loan was 3.65% per annum. The Company pledged certain trademarks owned by the Company as collateral to guarantee this loan.
[4]

On July 24, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB 10 million (equivalent to $1,384,984) as working capital for one year, with the maturity date on July 18, 2024. The fixed interest rate of the loan was 4.25% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.

On July 3, 2024, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB 10 million (equivalent to $1,424,989) as working capital for one year, with the maturity date on July 3, 2025. The fixed interest rate of the loan was 4.15% per annum. Mr. Gang Lai provided credit guarantee for this loan.